Document and Entity Information	Aug. 16, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2021
Entity Registrant Name	Kubient, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37875
Entity Tax Identification Number	82-1808844
Entity Address, Address Line One	228 Park Avenue South
Entity Address, Address Line Two	Suite 72602
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003-502
City Area Code	866
Local Phone Number	668-2567
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001729750
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KBNT
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	KBNTW
Security Exchange Name	NASDAQ